Note 8 - Employees and Employee-related Costs - Summary of Total Employees (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Average number of full-time employees	45	45	55
Total number of employees	46	46	49
Country of domicile [member]
Statement Line Items [Line Items]
Total number of employees	46	46	49